DEBT AND CREDIT FACILITIES 6 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Schedule Of Callable Long-term Debt [Line Items]
Callable Long-term Debt	$ 1,190
Callable Long term Debt Subject To Make Whole Provisions	9,928
Schedule Of Callable Long-term Debt, S D G E [Member]
Schedule Of Callable Long-term Debt [Line Items]
Callable Long-term Debt	686
Callable Long term Debt Subject To Make Whole Provisions	3,350
Schedule Of Callable Long-term Debt, So Cal Gas [Member]
Schedule Of Callable Long-term Debt [Line Items]
Callable Long-term Debt	8
Callable Long term Debt Subject To Make Whole Provisions	1,900
Schedule Of Callable Long-term Debt, Other Sempra Energy [Member]
Schedule Of Callable Long-term Debt [Line Items]
Callable Long-term Debt	496
Callable Long term Debt Subject To Make Whole Provisions	$ 4,678